Consolidated Statements of Cash Flows (USD $)	6 Months Ended	9 Months Ended		12 Months Ended		39 Months Ended	48 Months Ended
	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (398,209)	$ (7,725,223)	$ (5,697,839)	$ (6,727,457)	$ (590,215)	$ (8,016,470)	$ (15,741,693)
Amortization of notes payable discount	77,416	3,356,000	19,312	19,312	138,939	287,500	3,643,500
Amortization of deferred financing costs	59,021	416,337	188,511	279,096	23,972	362,089	778,426
Amortization of intangible asset	0	2,658	0	295	0	295	2,953
Stock-based compensation expense	0	495,120	3,269,893	3,687,502	0	3,687,502	4,182,622
Warrant expense		76,064	0				76,064
Derivative expense	0	559,791	311,794	157,761	0	157,761	717,552
Write off expense		341,780	0				341,780
Changes in operating assets and liabilities:
(Increase) decrease in other assets	(2,175)	(24,331)	(188,444)	6,706	(75,000)	(170,469)	(194,800)
Increase in due from related parties	0	18,948	(151,809)	(206,609)	(3,496)	(206,609)	(187,661)
Increase (decrease) in accounts payable and accrued expenses	(79,742)	457,350	142,067	80,117	101,144	189,379	646,729
Increase in accounts payable and accrued expenses - related party	0	590,838	522,893	804,861	0	804,861	1,395,699
Increase in interest payable	58,307	365,485	188,399	270,451	41,439	380,575	746,060
Net Cash Used In Operating Activities	(285,382)	(1,069,183)	(1,395,223)	(1,627,965)	(363,217)	(2,523,586)	(3,592,769)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	0	0	(11,717)	(11,717)	0	(11,717)	(11,717)
Acquisition of assets	0	0	(500,000)	(500,000)	0	(500,000)	(500,000)
(Increase) decrease in interest receivable	(24,436)	(10,212)	31,547	28,206	(7,111)	(3,341)	(13,553)
Issuance of note receivable - related party	(425,450)	0	(305,603)	(305,603)	(407,004)	(1,138,057)	(1,138,057)
Payments on note receivable - related party	0	0	974,228	974,228	0	974,228	974,228
Net Cash Provided By (Used In) Investing Activities	(449,886)	(10,212)	188,455	185,114	(414,115)	(678,887)	(689,099)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on financing costs	(84,500)	(270,300)	0	(157,500)	0	(242,000)	(512,300)
Proceeds from issuance of convertible notes payable	845,000	2,703,000	1,575,000	1,575,000	813,000	3,480,500	6,183,500
Repayments of convertible notes payable	0	(67,500)	0	0	(35,500)	(35,500)	(103,000)
Proceeds from issuance of notes payable - related party		234,700	0				234,700
Net proceeds from issuance of equity financing		4,970,453	0				4,970,453
Payment of placement agent compensation and issuance costs		(849,858)	0				(849,858)
Net Cash Provided By Financing Activities	760,500	6,720,495	1,575,000	1,417,500	777,500	3,203,000	9,923,495
Net increase (decrease) in cash	25,232	5,641,100	368,232	(25,351)	168	527	5,641,627
Cash - Beginning of Period	646	527	25,878	25,878	478	0	0
Cash - End of Period	25,878	5,641,627	394,110	527	646	527	5,641,627
Cash Paid During the Period for:
Taxes	0	0	0	0	0	0	0
Interest	0	0	0	0	0	0	0
Non-Cash Transactions:
Assumption of accrued expenses in reverse merger	0	0	1,207	1,207	0	1,207	1,207
Assumption of due to/from related party in reverse merger	0	0	23,263	23,263	0	23,263	23,263
Conversion of convertible notes payable to common stock		5,710,500	0				5,710,500
Conversion of interest payable to common stock		647,342	0				647,342
Conversion of accounts payable and accrued expense - related party to common stock		275,000	0				275,000
Beneficial conversion feature recorded as a debt discount		2,922,938	0				2,922,938
Warrant value recorded as a debt discount		433,062	0				433,062
Assets acquired in asset acquisition:
Inventory	0	0	223,000	223,000	0	223,000	223,000
Fixed Assets	0	0	264,000	264,000	0	264,000	264,000
Intangible assets	0	0	13,000	13,000	0	13,000	13,000
Cash paid for asset acquisition	$ 0	$ 0	$ 500,000	$ 500,000	$ 0	$ 500,000	$ 500,000